Retirement benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Retirement benefits	26. Retirement benefits
UK
Since 2014, UK retirement benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members
are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements.
Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced accounts totalling $27m (£20m) at 31 December 2025 (see note 15)
is currently held as security on behalf of the remaining members.
US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan, which involved certain qualifying members receiving lump-sum cash-out payments with the remaining pension obligations subject to a buy-out by
Banner Life Insurance Company, a subsidiary of Legal & General America.
The Group continues to maintain the unfunded Inter-Continental Hotels Non-qualified Pension Plans (‘US plans’) and unfunded
Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (‘US post-retirement plan’), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior
Group employees and assisted by professional advisers as and when required, has responsibility for oversight of the plans.
Other post-employment benefits
Disclosures in this note concerning assumptions, sensitivities, future benefit payments and duration of pension obligations relate to the UK and US plans and the US post-retirement plan. The Group also maintains immaterial post-employment benefit plans in various countries, including the Philippines, which are accounted for as defined benefit plans.
At 31 December 2025, the net retirement benefit asset relating to the Philippines plan was $3m (2024: $3m) comprising plan assets of $15m (2024: $13m) and a defined benefit obligation of $12m (2024: $10m).
A retirement benefit liability totalling $9m (2024: $7m) was recognised in respect of all other countries’ plans.
26. Retirement benefits continued
Movement in retirement benefit obligations

	2025	2024	2023
	$m	$m	$m
At 1 January	68	66	66
Group contributions	(6)	(6)	(5)
Interest expense recognised in profit or loss	6	5	3
Actuarial (gains)/losses recognised in other comprehensive income	–	(4)	2
Exchange and other adjustments	1	7	–
At 31 December	69	68	66

Comprising:
UK plan	18	17	19
US plans	30	31	34
US post-retirement plan	12	13	13
Other post-employment benefit plans	9	7	–
	69	68	66
The value of benefits paid is equal to contributions paid into the plans by the Group.
Assumptions
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2025	2024	2023
	%	%	%
UK plan only:
Pension increases	3.0	3.2	3.1
Inflation rate	3.0	3.2	3.1

Discount rate:
UK plan	5.6	5.6	4.8
US plans	5.0	5.3	4.7
US post-retirement plan	5.0	5.3	4.7

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2036)	8.2	8.6	7.8
Post-65 (ultimate rate reached in 2036)	9.5	9.7	8.6
Ultimate rate that the cost rate trends to	4.5	4.5	4.5
26. Retirement benefits continued
Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’
year of birth tables with projected mortality improvements using the CMI_2024 model and a 1.25% per annum long-term trend using core parameters and underlying rates with weightings of 91% and 85% for pensioners and 86% and 84% for non-pensioners, male and female respectively. In the US, the current assumptions use rates from the Pri-2012 Mortality Study and Generationally
Projected with Scale MP-2021 mortality tables.
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

		UK			US
		2025 years	2024 years	2023 years	2025 years	2024 years	2023 years
Current pensioners at 65[a]	– male	24	23	23	22	22	22
	– female	26	25	25	24	23	23
Future pensioners at 65[b]	– male	25	23	23	23	23	23
	– female	27	25	25	25	25	25
a.Relates to assumptions based on longevity following retirement at the end of the reporting period.
b.Relates to assumptions based on longevity relating to an employee retiring in 2045.
The assumptions allow for expected increases in longevity.
Sensitivities
Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the Group income statement and the Group statement of financial position. The key assumptions are the discount rate, the rate of inflation, the assumed mortality rate and the healthcare costs trend rate. The sensitivity analysis below relates to the increase/(decrease)
in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions:

			2025	2024
			$m	$m
Discount rate	1%	decrease	5	5
	1%	increase	(5)	(5)
Inflation rate	0.25%	decrease	–	(1)
	0.25%	increase	–	–
Mortality rate	One-year	increase	3	2
Healthcare costs trend rate	1%	decrease	(1)	(1)
	1%	increase	1	1
Estimated future benefit payments

	2025	2024
	$m	$m
Within one year	5	5
Between one and five years	20	20
More than five years	78	81
	103	106
Average duration of pension obligations

	2025 years	2024 years
UK plan	12.0	12.0
US plans	7.1	7.1
US post-retirement plan	7.1	7.4
Defined contribution plans
The Group also operates a number of smaller pension plans outside the UK, the most significant of which is a defined contribution plan in the US which is designed to comply with the requirements of the Internal Revenue Code Section 409A.